RISK/RETURN
Investment Objective:
The Fund seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	7Twelve Balanced Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.50%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		7Twelve Balanced Fund Class A Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.72%
Acquired Fund Fees and Expenses	[1][2]	0.30%
Total Annual Fund Operating Expenses		2.27%
Fee Waiver and/or Reimbursement	[3]	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.55%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least May 31, 2012 , to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.25% of the Fund's net assets that are attributable to the Class A shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

If Shares Are redeemed
Expense Example (USD $)	1 Year	3 Years
7Twelve Balanced Fund Class A Shares	502	822

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by allocating assets among securities that represent 7 broad asset classes and 12 subcategories using the adviser's 7TwelveTM asset allocation model (the "7TwelveTM Model"). The adviser usually does not select individual stocks and bonds, but instead selects exchange-traded funds ("ETFs") or no load indexed mutual funds that each invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTM Model. The Fund may invest in ETFs that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody's Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Fund may also buy ETFs that invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts ("ADRs"). Under normal market conditions, the Fund invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Fund defines equity securities to include ETFs that invest primarily in equity securities and defines bonds to include ETFs that invest primarily in bonds and other fixed income securities.

Unlike traditional diversification strategies that rely primarily on two asset classes (stocks and bonds) in what is commonly known as a traditional balanced fund strategy, the 7TwelveTM Model utilizes multiple asset classes to enhance performance and reduce risk as measured by return volatility. The complete set of asset classes and subcategories utilized under the 7TwleveTM Model are presented in the table below.

Approximately 65% of the portfolio in equities and diversifying assets				Approximately 35% of the portfolio in fixed income and cash
US STOCKS	NON US STOCKS	REAL ESTATE	COMMODITIES	US BONDS	NON US BONDS	CASH
Large Companies	Developed Markets	Real Estate	Natural Resources	Aggregate Bonds	International Bonds	US Money Markets
Medium Companies	Emerging Markets		Commodities	TIPS
Small Companies

Assets are initially allocated equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The adviser buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells a specific ETFs when it believes it can be replaced by an ETF with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing ETF.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs.

·

Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Fund to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

·

Credit Risk: Security issuers might not make payments on debt securities held by the Fund, resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Emerging Market Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

·

Fixed Income Risk: The value of the Fund's investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Foreign Currency Risk: Foreign securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

·

Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

·

Limited History of Operation: The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

·

Management Risk: The adviser's dependence on the 7TwelveTM Model strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk: Overall securities market risks may affect the value of individual ETFs in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

·

Natural Resource Risk: The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

·

Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

·

Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.7TwelveBalancedFund.com or by calling 1-877-525-0712.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 16, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 16, 2011
Prospectus Date	rr_ProspectusDate	Feb 16, 2011
7Twelve Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are redeemed
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by allocating assets among securities that represent 7 broad asset classes and 12 subcategories using the adviser's 7TwelveTM asset allocation model (the "7TwelveTM Model"). The adviser usually does not select individual stocks and bonds, but instead selects exchange-traded funds ("ETFs") or no load indexed mutual funds that each invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTM Model. The Fund may invest in ETFs that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody's Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Fund may also buy ETFs that invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts ("ADRs"). Under normal market conditions, the Fund invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Fund defines equity securities to include ETFs that invest primarily in equity securities and defines bonds to include ETFs that invest primarily in bonds and other fixed income securities.

Unlike traditional diversification strategies that rely primarily on two asset classes (stocks and bonds) in what is commonly known as a traditional balanced fund strategy, the 7TwelveTM Model utilizes multiple asset classes to enhance performance and reduce risk as measured by return volatility. The complete set of asset classes and subcategories utilized under the 7TwleveTM Model are presented in the table below.

Approximately 65% of the portfolio in equities and diversifying assets				Approximately 35% of the portfolio in fixed income and cash
US STOCKS	NON US STOCKS	REAL ESTATE	COMMODITIES	US BONDS	NON US BONDS	CASH
Large Companies	Developed Markets	Real Estate	Natural Resources	Aggregate Bonds	International Bonds	US Money Markets
Medium Companies	Emerging Markets		Commodities	TIPS
Small Companies

Assets are initially allocated equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The adviser buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells a specific ETFs when it believes it can be replaced by an ETF with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing ETF.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs.

·

Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Fund to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

·

Credit Risk: Security issuers might not make payments on debt securities held by the Fund, resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Emerging Market Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

·

Fixed Income Risk: The value of the Fund's investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Foreign Currency Risk: Foreign securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

·

Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

·

Limited History of Operation: The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

·

Management Risk: The adviser's dependence on the 7TwelveTM Model strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk: Overall securities market risks may affect the value of individual ETFs in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

·

Natural Resource Risk: The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

·

Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

·

Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.7TwelveBalancedFund.com or by calling 1-877-525-0712.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-525-0712
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.7TwelveBalancedFund.com
7Twelve Balanced Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	502
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least May 31, 2012 , to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.25% of the Fund's net assets that are attributable to the Class A shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.